Preferred Stock (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Class of Stock [Line Items]
Aggregate consideration	$ 28,000,000
Warrants to purchase shares (in shares)	500,000
Preferred stock dividend rate for first five years (in hundredths)	5.00%
Preferred stock dividend rate thereafter five years (in hundredths)	9.00%
Liquidation preference (in dollars per share)	$ 1,000
Accumulated dividends in arrears	1,610,000
Accumulated dividends in arrears, redemption price (in dollars per share)	$ 57
Maximum number of preferred dividend deferment periods	6
Period for warrant proceeds accretion to retained earnings	5 years
Exercise price (in dollars per share)	$ 8.4
Cumulative Perpetual Preferred Stock, Series A [Member]
Class of Stock [Line Items]
Aggregate consideration	27,220,000
Shares issued for cash during period (in shares)	28,000
Warrant [Member]
Class of Stock [Line Items]
Aggregate consideration	$ 780,000